OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7:- OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2019	2020

Employees and payroll accruals	$12,321	$12,617
Provision for warranty costs	1,452	1,274
Government authorities	2,071	1,612
Accrued expenses	3,675	2,879
Advanced payments from customers	1,731	4,351
Hedging Liability	112	281
Other	1,393	1,034

	$22,755	$24,048